Cover	Nov. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-54697
Entity Registrant Name	THE CORETEC GROUP INC.
Entity Central Index Key	0001375195
Entity Tax Identification Number	73-1479206
Entity Incorporation, State or Country Code	OK
Entity Address, Address Line One	333 Jackson Plaza
Entity Address, Address Line Two	STE 460
Entity Address, City or Town	Ann Arbor
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48103
City Area Code	866
Local Phone Number	916-0833
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false